Earnings per share (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 BRL (R$) shares
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		R$ 33,105		R$ 29,207		R$ 26,760
Minimum non-cumulative dividends on preferred shares		(106)		(106)		(106)
Retained earnings to be distributed to common shares		(109)		(109)		(109)
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		16,751		14,778		13,571
Retained earnings		R$ 16,642		R$ 14,669		R$ 13,462
Weighted average number of shares outstanding | shares		4,958,290,359		4,958,290,359		4,958,290,359
Basic earnings per share | $ / shares	$ 3.38		$ 2.98		$ 2.74
Preference shares [member]
IfrsStatementLineItems [Line Items]
Total net income available to equity owners		R$ 16,354		R$ 14,429		R$ 13,189
Retained earnings		R$ 16,248		R$ 14,323		R$ 13,083
Weighted average number of shares outstanding | shares		4,840,883,862		4,840,703,872		4,818,741,579
Basic earnings per share | $ / shares	$ 3.38		$ 2.98		$ 2.74